Assets held for sale	12 Months Ended
Dec. 31, 2021
Assets held for sale [Abstract]
Assets held for sale
8. Assets held for sale

2021
(in thousands)
As of January 1	—
Reclassification from Vessels	25,944

As of December 31	25,944

At December 31, 2021, assets held for sale comprised of two vessels,
Navigator Neptune
and
Happy Bird
, both of which were committed for sale to a
non-related
third party.